SCHEDULE OF NET SALES DISAGGREGATED BY SIGNIFICANT PRODUCTS AND SERVICES (Details) - USD ($)		3 Months Ended	10 Months Ended	12 Months Ended
		Jun. 15, 2021	Mar. 31, 2022	Mar. 31, 2023
Disaggregation of Revenue [Line Items]
Total		$ 87,764	$ 152,207	$ 112,409
Vehicle Sales [Member]
Disaggregation of Revenue [Line Items]
Total	[1]	85,684	147,505	100,022
Others [Member]
Disaggregation of Revenue [Line Items]
Total		$ 2,080	$ 4,702	$ 12,387

[1]	Revenue from Sales of Vehicle represents sale of Electric Bikes to Authorized dealers in and around India.